PSI Tactical Growth Fund
PSI Tactical Growth Fund
Investment Objective:
The Fund primarily seeks total return from income and capital appreciation and secondarily, capital preservation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page   ~~40 of the Fund's Prospectus.~~

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	PSI Tactical Growth Fund PSI Tactical Growth Fund Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		PSI Tactical Growth Fund PSI Tactical Growth Fund Class A Shares
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses		0.78%
Acquired Fund Fees and Expenses	[1]	0.41%
Total Annual Fund Operating Expenses		2.44%
Fee Waiver and/or Reimbursement	[2]	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		2.31%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser has contractually agreed to waive management fees and/or to make payments to limit Fund expenses, at least until October 31, 2013 , so that the total annual operating expenses (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) of the Fund do not exceed 1.90% of average daily net assets. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limit. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PSI Tactical Growth Fund PSI Tactical Growth Fund Class A Shares	796	1,280	1,790	3,182

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund’s portfolio turnover was ~~1,634 % of the average value of its portfolio.~~

Principal Investment Strategies:

 The Fund's investment adviser seeks to achieve the Fund's primary investment objective by investing combination of open-end investment companies ("mutual funds") and exchange traded funds ("ETFs") that each invest primarily in (1) U.S. fixed income securities, (2) U.S. equity securities (common and preferred stocks), (3) Foreign equity securities (common and preferred stocks), or (4) alternative assets, which the Fund defines as commodity-related, currency-related or real estate-related securities, using the adviser's tactical strategy.

The adviser's tactical strategy combines two investment disciplines.  The first determines entry and exit points to and from the market based on historical market-price moving average indicators.  Additionally, entry and exit points are refined by stop loss points (a form of automatic sell decision based upon a set drop in a security's price) in an effort to help control losses in any one specific position.  In volatile or downward markets, the adviser seeks to add value by taking hedged or defensive positions.  The second discipline relies on two calendar-based cycles.  The first, a weekly stock rotation cycle indicator seeks to identify sectors and markets likely to outperform the overall market.  The second, a monthly cash flow cycle measure seeks to identify periods of market strength (rising prices) caused by positive changes in cash flow into the market.

The adviser seeks to achieve the Fund's secondary investment objective, in part, by investing in alternative assets, which it believes have returns that are not highly correlated to those of the equity or fixed income markets in general, and by hedging up to 50% of the Fund's assets through derivatives or by purchasing inverse ETFs (securities designed to produce short positions with returns opposite to the securities index to which they are linked).  The adviser may also use derivatives as a substitute for securities to fulfill either the primary or secondary investment objective.

Fund assets are selected by the adviser without restriction as to minimum issuer credit quality, sector, capitalization, country of origin, or security maturity.  Fixed income ETFs may invest in non-investment grade fixed income securities, commonly known as "high yield" or "junk" bonds that are rated below Baa3 by Moody's Investors Service or similarly by another rating agency.  Foreign common stock ETFs may invest in common stock of companies located in emerging market countries. The use of "Growth" in the Fund's name refers generally to the goal of growth of investment rather than a strategy of investing in relatively high-growth companies.

The adviser's tactical strategy assesses the return outlook for segments of the capital markets by giving consideration to both the long term historic risk (as measured by volatility of returns) and return characteristics of the various asset classes.  Additionally, the adviser employs a technical market analysis method of evaluating securities by analyzing statistics generated by market activity, such as past prices and trading volume, in an effort to determine probable future prices.  The adviser anticipates that, based upon its analysis of long-term historical returns and volatility of various asset classes, the Fund will allocate assets in the following ranges.

Asset Class	Percent Allocation
Equity	0% to 100%
Fixed Income	0% to 100%
Alternative Asset	0% to 90%

However, the Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

The adviser buys securities within specific market segments when its tactical analysis indicates a high probability that the segments and securities are likely to outperform competing investments.  The adviser sells securities to reduce exposure to a market segment or a security when its tactical analysis indicates that the segment or security is likely to underperform competing investments.  The adviser may engage in frequent buying and selling of securities to achieve the Fund's investment objectives.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  The Fund is not intended to be a complete investment program. Many factors affect the Fund's net asset value and performance.

The following risks apply to the Fund through its investments in ETFs and mutual funds as well as through any direct investments in specific non-fund securities and derivatives.

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Commodity Risk:  Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or production restrictions.

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Credit Risk:  Security issuers and derivative counterparties might not make payments on securities or instruments held by the Fund resulting in losses.  Credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.  High yield or junk bonds are speculative investments that carry greater risk of default than higher quality debt securities.

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Derivatives Risk:  Derivative instruments involve leverage and tracking risks because a small investment may result in large price changes and derivatives may not be a perfect substitute for securities.

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Emerging Markets Risk:  Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems which offer fewer protections to securities holders.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.  Emerging market securities also tend to be less liquid.

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ETF and Mutual Fund Risk:  The cost of investing in the Fund will be higher than the cost of investing directly in ETFs and mutual funds and may be higher than other mutual funds that invest directly in stocks and bonds.  Inverse ETFs tend to limit the Fund's participation in overall market-wide gains.  Each ETF and mutual fund is subject to specific risks, depending on the nature of the fund.

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Fixed Income Risk:   A rise in interest rates causes a decline in the value of fixed income securities and fixed income derivatives.

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Foreign Currency Risk:  Foreign securities and currency strategies will subject the Fund to currency trading risks that include market risk, credit risk and country risk.  Market risk results from adverse changes in exchange rates.  Credit risk results because a currency-trade counterparty may default.  Country risk arises because a government may interfere with transactions in its currency.

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Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

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Issuer-Specific Risk:  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

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Junk Bond Risk :  Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund's share price.

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Management Risk:  The adviser's dependence on its tactical strategy and judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and derivatives in which the Fund invests may prove to be incorrect and may not produce the desired results.

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Market Risk:  Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests.  Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets.

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Non-Diversification Risk:  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

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Real Estate Risk:  Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations.  A real estate investment trust's ("REIT") performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

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Small and Medium Capitalization Stock Risk:  The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

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Turnover Risk.  Higher portfolio turnover will result in higher transactional and brokerage costs.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Class A shares of the Fund for each full calendar year since the Fund's inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information will be available at no cost by calling 1-888-928-9774.

Class A Annual Total Return For Calendar Years Ended December 31 (Returns do not reflect sales charges and would be lower if they did)

Best Quarter:	4th Quarter 2010	4.96%
Worst Quarter:	3rd Quarter 2011	(11.98)%
The year-to-date return as of the most recent calendar quarter, which ended September 30, 2012, was 8.64%.
Performance Table
Average Annual Total Returns (For period ended December 31, 2011)
Average Annual Returns PSI Tactical Growth Fund	One Year	Since Inception	Inception Date
PSI Tactical Growth Fund Class A Shares	(15.54%)	(6.11%)	Aug. 23, 2010
PSI Tactical Growth Fund Class A Shares Return after taxes on distributions	(16.41%)	(7.16%)
PSI Tactical Growth Fund Class A Shares Return after taxes on distributions and sale of Fund shares	(10.10%)	(5.77%)
Standard & Poor's 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	15.22%

After-tax returns were calculated using the historical highest i n dividual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The S&P 500 ® Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund’s returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.